Distribution of the Bank's profit, etc. - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Shareholder remuneration system and earnings per share
Total remuneration, % of par value	26.00%	24.00%
Dividends paid out of profit, % of par value	13.00%	12.00%
Dividends paid with a charge to reserves or share premium, % of par value	13.00%	12.00%
Total remuneration paid, per share	€ 0.130	€ 0.120
Dividends paid out of profit, per share	0.065	0.060
Dividends paid with a charge to reserves or share premium, per share	€ 0.065	€ 0.060
Dividends paid, ordinary shares	€ 2,110	€ 1,936
Dividends paid out of profit	1,055	968
Dividends paid with a charge to reserves or share premium	€ 1,055	€ 968